Earnings Per Share, Share Repurchases and Dividends on Common Stock Accelerated Share Repurchase Program and Dividends (Details 2) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended					2 Months Ended		12 Months Ended			33 Months Ended
	May 31, 2019	May 31, 2018	Jan. 31, 2018	May 30, 2017	May 31, 2016	Jan. 04, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Oct. 29, 2018	Sep. 16, 2015
Equity, Class of Treasury Stock [Line Items]
Accelerated Share Repurchase							$ 1,000
Accelerated Share Repurchases, Payment												$ 1,000
Accelerated Share Repurchase Initial Receipt of Shares												3.0
Accelerated Share Repurchase Initial Receipt Monetary												$ 800
Accelerated Share Repurchase Final Receipt Shares						0.9
Accelerated Share Repurchases, Final Price Paid Per Share						$ 260.32
Earnings Per Share, Basic and Diluted [Abstract]
Dilutive effect of stock options and other stock awards granted								0.7	0.9	1.2
Increase (Decrease) in Stock Dividend, Percentage	10.00%	9.00%	10.00%	11.00%
Common stock dividend (in dollars per share)	$ 1.32	$ 1.20	$ 1.10	$ 1.00	$ 0.90			$ 5.16	$ 4.70	$ 3.90
September 2015 Share Repurchase Original Authorization [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Value, Acquired, Par Value Method											$ 3,700
Earnings Per Share, Basic and Diluted [Abstract]
Stock Repurchase Program, Authorized Amount													$ 4,000